Summary of Share Options Granted (Detail) (USD $)	0 Months Ended	12 Months Ended
	Dec. 13, 2012	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		8,294,350		7,642,000	10,751,797
Exercise price per option	$ 0.43
Stock Options1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Dec. 15, 2006
Options granted		11,116,500
Exercise price per option		$ 0.30
Stock Options 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Apr. 01, 2007
Options granted		8,445,500
Exercise price per option		$ 0.30
Stock Options 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Apr. 01, 2008
Options granted		11,382,303
Exercise price per option		$ 0.30
Stock Options 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Dec. 20, 2008
Options granted		9,131,962
Exercise price per option		$ 0.30
Stock Options 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Sep. 01, 2009
Options granted		10,000
Exercise price per option		$ 0.50
Stock Options 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Sep. 01, 2009
Options granted		500,000
Exercise price per option		$ 0.46	[1]
Stock Options 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Sep. 01, 2009
Options granted		80,000
Exercise price per option		$ 0.52	[2]
Stock Options 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Dec. 23, 2009
Options granted		6,206,099
Exercise price per option		$ 0.50
Stock Options 9
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Dec. 23, 2009
Options granted		17,458,991
Exercise price per option		$ 0.46	[1]
Stock Options 10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Dec. 23, 2009
Options granted		2,495,612
Exercise price per option		$ 0.52	[2]
Stock Options 11
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Aug. 01, 2010
Options granted		3,538,412
Exercise price per option		$ 0.65
Stock Options 12
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Aug. 01, 2010
Options granted		11,818,968
Exercise price per option		$ 0.46	[1]
Stock Options 13
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Aug. 01, 2010
Options granted		990,000
Exercise price per option		$ 0.52	[2]
Stock Options 14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Sep. 15, 2010
Options granted		4,932,835
Exercise price per option		$ 0.52	[2]
Intrinsic value per option at the grant dates		$ 0.48
Stock Options 15
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Nov. 19, 2010
Options granted		400,000
Exercise price per option		$ 1.24
Stock Options 16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Apr. 29, 2011
Options granted		492,500
Exercise price per option		$ 0.43	[3]
Stock Options 17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Jun. 27, 2011
Options granted		9,218,172
Exercise price per option		$ 0.43	[3]
Stock Options 18
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Jun. 27, 2011
Options granted		1,125
Exercise price per option		$ 0.30
Intrinsic value per option at the grant dates		$ 1.06
Stock Options 19
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Oct. 07, 2011
Options granted		500,000
Exercise price per option		$ 0.65
Stock Options 20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Nov. 11, 2011
Options granted		400,000
Exercise price per option		$ 0.43	[3]
Stock Options 21
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Nov. 22, 2011
Options granted		90,000
Exercise price per option		$ 0.43	[3]
Stock Options 22
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Dec. 31, 2011
Options granted		50,000
Exercise price per option		$ 0.50
Intrinsic value per option at the grant dates		$ 0.38
Stock Options 23
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Dec. 13, 2012
Options granted		7,642,000
Exercise price per option		$ 0.41
Stock Options 24
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Jan. 01, 2013
Options granted		40,000
Exercise price per option		$ 0.43
Stock Options 25
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		May 10, 2013
Options granted		5,024,350
Exercise price per option		$ 0.42
Stock Options 26
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Jul. 01, 2013
Options granted		100,000
Exercise price per option		$ 0.46	[1]
Stock Options 27
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Oct. 11, 2013
Options granted		3,130,000
Exercise price per option		$ 0.50
Total
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		115,195,329

[1]	On October 24, 2013, the Group Compensation Committee approved to amend the exercise price for these outstanding options held by non-U.S. holders to the average of the per share equivalent closing price (in regular trading) for our ADSs for the period of sixty days immediately prior to June 6, 2013.
[2]	On October 24, 2013, the Group Compensation Committee approved to amend the exercise price for these outstanding options held by a limited number of U.S. holders to the average of the per share equivalent closing price (in regular trading) for our ADSs on October 24, 2013.
[3]	On December 13, 2012, the Group's Compensation Committee approved to amend the terms of the exercise price for options previously granted. The exercise price was set at $0.43 which was the greater of (i) the per-share closing price of the Company's ordinary shares on December 13, 2012 or (ii) the average of the per-share closing prices over the period of 30 trading days ended on December 13, 2012.